EQUITY - Rights and Obligations of Partnership Units (Details)	12 Months Ended
Dec. 31, 2020 director vote
Equity [Abstract]
Number of votes each outstanding common unit is entitled to | vote	1
Noncontrolling interest, voting right pro rata distribution threshold, percentage	4.90%
Number of elected directors	4
Number of appointed directors	3
Maximum number of board of directors	7